Investment Strategy	Feb. 27, 2026
Equity Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Series will, under normal circumstances, invest at least 80% of its assets in equity securities. The Series principally invests in common stocks of U.S. issuers. The Advisor uses a “bottom-up” strategy, focusing on individual security selection to identify companies that it believes will make attractive long-term investments. The Series may invest in stocks of small-, large-, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to manage cash flows. The Advisor believes that purchasing ETFs may allow it to manage the Series’ portfolio more efficiently than would otherwise be possible.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains and high barriers to entry).

•A cyclical improvement in supply and/or demand.

•Low price relative to fundamental or breakup value.

The Advisor will consider selling a security if:

•it no longer fits the Series’ investment strategies or the Advisor’s investment thesis;

•it has reached the Advisor’s target sell price or no longer fits the Advisor’s valuation discipline; or

•a more attractive investment opportunity is identified.

There are no prescribed limits on the sector allocation of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

Strategy Portfolio Concentration [Text]	The Series will, under normal circumstances, invest at least 80% of its assets in equity securities.
Overseas Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Series invests primarily in common stocks of issuers from outside the United States. The Series will, under normal circumstances, invest at least 80% of its assets in securities of issuers from countries outside the United States; typically, the actual percentage will be considerably higher. The Series may invest in securities denominated in foreign currencies and American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of companies both in developed countries and in emerging market countries. The maximum allocation to any one country, measured at the time of purchase, is the higher of 15% or double the country’s weighting in the MSCI EAFE Index. Total holdings in emerging market countries are limited to 35% of the portfolio measured at the time of purchase. The Series may invest in small-, large-, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to manage cash flows. The Advisor believes that purchasing ETFs may allow it to manage the Series’ portfolio more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•Strong strategic profiles (e.g., strong market position, benefits from technology, market-share gains and high barriers to entry).

•A cyclical improvement in supply and/or demand.

•Low price relative to fundamental or break-up value.

The Advisor will consider selling a security if:

•it no longer fits the Series’ investment strategies or the Advisor’s investment thesis;

•it has reached the Advisor’s target sell price or no longer fits the Advisor’s valuation discipline; or

•a more attractive investment opportunity is identified.

There are no prescribed limits on the sector allocation of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

Strategy Portfolio Concentration [Text]	The Series will, under normal circumstances, invest at least 80% of its assets in securities of issuers from countries outside the United States; typically, the actual percentage will be considerably higher.
Disciplined Value Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks. The Series principally invests in the common stocks of mid- to large- capitalization companies. The Advisor constructs a portfolio consisting primarily of U.S. companies trading on U.S. stock exchanges that it believes will provide competitive returns consistent with the broad equity market while also providing a level of capital protection during sustained market downturns.

In selecting securities for the Series, the Advisor uses a systematic process to identify stocks of companies that it believes are undervalued in the market, based on factors such as free cash flow generation and earnings power, and that meet other investment criteria relating to minimum dividend yield, dividend sustainability, and financial health.

The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria. Although stocks may be added to or removed from the Series’ portfolio at any time during the year, the Advisor expects that modifications to the Series’ portfolio will take place during the Advisor’s quarterly portfolio review and rebalancing process.

Strategy Portfolio Concentration [Text]	The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks.
Rainier International Discovery Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the Series will invest primarily in equity securities of foreign developed and emerging market companies that are small- to mid-sized at the time of purchase. In selecting securities for purchase in the Series, Rainier Investment Management, LLC (Rainier), the sub-advisor of the Series, focuses on companies that it believes have clear catalysts for positive change; sustainable competitive advantages; strong market positions; disciplined management; and attractive relative valuations. Rainier selects stocks of companies it believes will increase in value over time and makes investment decisions based primarily on an analysis of individual companies, rather than on broad economic forecasts. Rainier believes that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. In normal market conditions, the

Series’ portfolio will primarily consist of securities of companies with earnings or revenue growth that Rainier attributes to solid or improving fundamentals.

The equity securities in which the Series invests include U.S. dollar and non-U.S. dollar denominated common stock, preferred stock and depository receipts, securities convertible into common stock (including convertible bonds, warrants, and rights), initial public offerings (IPOs), real estate investment trusts (REITs), and instruments with economic characteristics similar to equity securities (including participatory notes and exchange-traded funds (ETFs)). Depository receipts (including American Depository Receipts (ADRs), Global Depository Receipts (GDRs), and International Depository Receipts (IDRs)) are securities listed and traded on U.S. and non-U.S. exchanges that represent ownership interests in securities of foreign companies. Participatory notes are derivative instruments that may be used by the Series to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Series will generally not invest more than 25% of its net assets in participatory notes at the time of purchase.

The Series considers a company to be a foreign company if it meets one or more of the following criteria: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; or (iii) the company is organized or maintains its principal place of business outside of the U.S. The Series is not required to invest a specified portion of its net assets in any particular geographic region, and will typically invest in at least three foreign countries at any time. The Series will generally not invest more than 50% of its net assets in emerging market issuers.

The Series is diversified and will generally hold between 60 and 120 securities. The Series may sell a security if it reaches or surpasses its price or valuation target, when the underlying fundamentals deteriorate as compared to Rainier’s expectations, or when Rainier perceives there to be better opportunities in alternative securities. The Series may buy and sell investments frequently in seeking to achieve its objective.

The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet Rainier’s investment criteria.

Under normal circumstances, up to 10% of the Series’ net assets may be held in cash, money market instruments, or other cash equivalents at Rainier’s discretion to facilitate its management of the Series’ portfolio and cash flows.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Series will invest primarily in equity securities of foreign developed and emerging market companies that are small- to mid-sized at the time of purchase.
Multi Classes [Member] | Pro-Blend(R) Conservative Term Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series is not subject to any duration or maturity restrictions and will vary its average dollar weighted portfolio maturity depending on the Advisor’s outlook for yields. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security, targeting options with premiums that are believed to offer sufficient income to compensate the Series for the risks associated with the option. Options are written only on stocks that the Advisor is planning to buy (in the case of puts) or sell (in the case of calls).

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility. The Advisor may target fixed income futures that are believed to offer the Series the opportunity to more efficiently manage duration and gain exposure to certain markets.

The Advisor will consider selling a security if:

•	it no longer fits the Series’ investment strategies or the Advisor’s investment thesis;

•	it has reached the Advisor’s target sell price or no longer fits the Advisor’s valuation discipline; or

•	a more attractive investment opportunity is identified.

The words “Conservative Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Please see the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section of the prospectus for the historical high and low equity exposures of the Series.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series is not subject to any duration or maturity restrictions and will vary its average dollar weighted portfolio maturity depending on the Advisor’s outlook for yields. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security, targeting options with premiums that are believed to offer sufficient income to compensate the Series for the risks associated with the option. Options are written only on stocks that the Advisor is planning to buy (in the case of puts) or sell (in the case of calls).

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility. The Advisor may target fixed income futures that are believed to offer the Series the opportunity to more efficiently manage duration and gain exposure to certain markets.

The Advisor will consider selling a security if:

•	it no longer fits the Series’ investment strategies or the Advisor’s investment thesis;

•	it has reached the Advisor’s target sell price or no longer fits the Advisor’s valuation discipline; or

•	a more attractive investment opportunity is identified.

The words “Moderate Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Please see the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section of the prospectus for the historical high and low equity exposures of the Series.

Multi Classes [Member] | Pro-Blend ® Extended Term Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks and long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series is not subject to any duration or maturity restrictions and will vary its average dollar weighted portfolio maturity depending on the Advisor’s outlook for yields. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security, targeting options with premiums that are believed to offer sufficient income to compensate the Series for the risks associated with the option. Options are written only on stocks that the Advisor is planning to buy (in the case of puts) or sell (in the case of calls).

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility. The Advisor may target fixed income futures that are believed to offer the Series the opportunity to more efficiently manage duration and gain exposure to certain markets.

The Advisor will consider selling a security if:

•	it no longer fits the Series’ investment strategies or the Advisor’s investment thesis;

•	it has reached the Advisor’s target sell price or no longer fits the Advisor’s valuation discipline; or

•	a more attractive investment opportunity is identified.

The words “Extended Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Please see the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section of the prospectus for the historical high and low equity exposures of the Series.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks and in long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivatives instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series is not subject to any duration or maturity restrictions and will vary its average dollar weighted portfolio maturity depending on the Advisor’s outlook for yields. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security, targeting options with premiums that are believed to offer sufficient income to compensate the Series for the risks associated with the option. Options are written only on stocks that the Advisor is planning to buy (in the case of puts) or sell (in the case of calls).

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility. The Advisor may target fixed income futures that are believed to offer the Series the opportunity to more efficiently manage duration and gain exposure to certain markets.

The Advisor will consider selling a security if:

•	it no longer fits the Series’ investment strategies or Advisor’s investment thesis;

•	it has reached the Advisor’s target sell price or no longer fits the Advisor’s valuation discipline; or

•	a more attractive investment opportunity is identified.

The words “Maximum Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Please see the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section of the prospectus for the historical high and low equity exposures of the Series.

Class W [Member] | Pro-Blend(R) Conservative Term Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In pursuit of the Series’ primary goal, the Advisor seeks to protect capital while generating income and seeking growth opportunities as secondary priorities.

The Series invests primarily in fixed income securities, including U.S. Treasury securities and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series is not subject to any duration or maturity restrictions and will vary its average dollar weighted portfolio maturity depending on the Advisor’s outlook for yields. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). The Series may also invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security, targeting options with premiums that are believed to offer sufficient income to compensate the Series for the risks associated with the option. Options are written only on stocks that the Advisor is planning to buy (in the case of puts) or sell (in the case of calls).

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility. The Advisor may target fixed income futures that are believed to offer the Series the opportunity to more efficiently manage duration and gain exposure to certain markets.

The Advisor will consider selling a security if:

• it no longer fits the Series’ investment strategies or the Advisor’s investment thesis;

• it has reached the Advisor’s target sell price or no longer fits the Advisor’s valuation discipline; or

• a more attractive investment opportunity is identified.

The words “Conservative Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Please see the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section of the prospectus for the historical high and low equity exposures of the Series.

Class W [Member] | Pro-Blend ® Moderate Term Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series is not subject to any duration or maturity restrictions and will vary its average dollar weighted portfolio maturity depending on the Advisor’s outlook for yields. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security, targeting options with premiums that are believed to offer sufficient income to compensate the Series for the risks associated with the option. Options are written only on stocks that the Advisor is planning to buy (in the case of puts) or sell (in the case of calls).

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility. The Advisor may target fixed income futures that are believed to offer the Series the opportunity to more efficiently manage duration and gain exposure to certain markets.

The Advisor will consider selling a security if:

•	it no longer fits the Series’ investment strategies or the Advisor’s investment thesis;

•	it has reached the Advisor’s target sell price or no longer fits the Advisor’s valuation discipline; or

•	a more attractive investment opportunity is identified.

The words “Moderate Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Please see the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section of the prospectus for the historical high and low equity exposures of the Series.

Class W [Member] | Pro-Blend ® Extended Term Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

The Series invests primarily in common stocks and long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series is not subject to any duration or maturity restrictions and will vary its average dollar weighted portfolio maturity depending on the Advisor’s outlook for yields. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security, targeting options with premiums that are believed to offer sufficient income to compensate the Series for the risks associated with the option. Options are written only on stocks that the Advisor is planning to buy (in the case of puts) or sell (in the case of calls).

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility. The Advisor may target fixed income futures that are believed to offer the Series the opportunity to more efficiently manage duration and gain exposure to certain markets.

The Advisor will consider selling a security if:

•	it no longer fits the Series’ investment strategies or the Advisor’s investment thesis;

•	it has reached the Advisor’s target sell price or no longer fits the Advisor’s valuation discipline; or

•	a more attractive investment opportunity is identified.

The words “Extended Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Please see the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section of the prospectus for the historical high and low equity exposures of the Series.

Class W [Member] | Pro-Blend ® Maximum Term Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks and in long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivatives instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. The Series is not subject to any duration or maturity restrictions and will vary its average dollar weighted portfolio maturity depending on the Advisor’s outlook for yields. The Series invests primarily in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor), but may also invest in non-investment grade securities (junk bonds). There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security, targeting options with premiums that are believed to offer sufficient income to compensate the Series for the risks associated with the option. Options are written only on stocks that the Advisor is planning to buy (in the case of puts) or sell (in the case of calls).

In addition, the Series may buy and sell futures contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility. The Advisor may target fixed income futures that are believed to offer the Series the opportunity to more efficiently manage duration and gain exposure to certain markets.

The Advisor will consider selling a security if:

• it no longer fits the Series’ investment strategies or the Advisor’s investment thesis;

• it has reached the Advisor’s target sell price or no longer fits the Advisor’s valuation discipline; or

• a more attractive investment opportunity is identified.

The words “Maximum Term” in the Series’ name describe the investment horizon of those investors who may want to consider investing in the Series and do not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.

Please see the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section of the prospectus for the historical high and low equity exposures of the Series.